NOTE 5 - SHARE CAPITAL: Schedule of stock option activities (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Details
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	0	112,500	112,500	112,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0	$ 1.5	$ 1.5	$ 1.5
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	(112,500)	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price	$ 1.5	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	112,500	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	0	112,500	112,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 0	$ 1.5	$ 1.5